Salt Funds Trust
20 West 22nd Street, Suite 906
New York, New York 10010

March 12, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Salt Funds Trust (the “Trust”)
File Nos. 333-228903, 811-23406

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Salt Low truBeta US Market ETF (the “Fund”), is Post-Effective Amendment No. 2 and Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The purpose of this filing is to add disclosure regarding a fee waiver and contribution agreement between the Fund and its investment adviser, pursuant to which the investment adviser will waive the Fund’s full unitary management fee and contribute to the Fund’s assets an amount equal to an annual rate of 0.05% of the Fund’s average daily net assets on the first $100 million in net assets (i.e., up to $50,000 per annum) until at least April 30, 2020.
Please note that the Commission staff last provided a full review of the Trust’s registration statement relating to the Fund, on which the Amendment is based, filed as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on March 1, 2019, and which was declared effective as of March 6, 2019.
Therefore, pursuant to Investment Company Act Release No. IC‑13768 and Accounting and Disclosure Information (ADI) 2018-06 - Requests for Selective Review, the Trust requests that the Amendment be afforded selective review limited to only the follow sections of the Amendment:

•	the “Fees and Expenses of the Fund” section on page 2 of the Prospectus (Item 3 of Form N-1A)
•	the “Management—Investment Adviser” section on page 10 of the Prospectus (Item 10 of Form N-1A)
•	the “Investment Adviser and Sub-Adviser—Investment Adviser” section on page 14 of the Statement of Additional Information (“SAI”) (Item 19 of Form N-1A)
•	the sixth paragraph of the “Federal Income Taxes” section on page 28 of the SAI (Item 24 of Form N-1A)
•	the Form of Fee Waiver & Contribution Agreement filed herewith as exhibit (h)(v) to Item 28 of Form N-1A
Absent the changes made to such sections of the Amendment, the Trust believes that the Amendment would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

If you have any questions or require further information, please contact me at (414) 765‑5586.
Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Senior Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust